Exhibit 99.1

SLM Student Loan Trust 2010-1
Monthly Servicing Report

Distribution Date	05/25/2010
Collection Period	04/15/2010 - 4/30/2010

SLM Funding LLC -	Depositor
Sallie Mae Inc. -	Master Servicer and Administrator
Deutsche Bank -	Indenture Trustee
Bank of New York Trust Company, N.A. -	Eligible Lender Trustee
SLM investment Corp. -	Excess Distribution Certificateholder

I. 2010-1 Deal Parameters

	Student Loan Portfolio Characteristics			4/15/2010	Activity	4/30/2010
A	i	Portfolio Balance		$1,169,871,248.94	$21,178,196.59	$1,191,049,445.53
	ii	Interest to be Capitalized		12,910,478.57		13,342,063.47

	iii	Total Pool		$1,182,781,727.51		$1,204,391,509.00
	iv	Capitalized Interest		7,500,000.00		7,500,000.00
	vi	Specified Reserve Account Balance		3,028,129.00		3,010,978.77

	vii	Total Adjusted Pool		$1,193,309,856.51		$1,214,902,487.77

B	i	Weighted Average Coupon (WAC)		2.601%		2.650%
	ii	Weighted Average Remaining Term		95.20		95.59
	iii	Number of Loans		482,706		489,355
	iv	Number of Borrowers		210,633		213,586
	v	Aggregate Outstanding Principal Balance - T-Bill Other		$-		$-
	vi	Aggregate Outstanding Principal Balance - T-Bill		$242,439,438		$250,089,883
	vii	Aggregate Outstanding Principal Balance - Commercial Paper		$940,342,289		$954,301,626
	viii	Pool Factor		1.000000000		0.994336443

					% of O/S		% of O/S
	Notes		Spread	Balance 04/15/2010	Securities	Balance 05/25/2010	Securities

C	i	A Notes 78445XAA4	0.40%	$1,185,000,000.00	96.990%	$1,175,122,487.77	96.965%
	ii	B Notes 78445XAB2	0.90%	$36,780,000.00	3.010%	$36,780,000.00	3.035%

		Total Notes		$1,221,780,000.00	100.000%	$1,211,902,487.77	100.000%

	Reserve Account			4/15/2010		5/25/2010
D	i	Required Reserve Acct Deposit (%)		0.25%		0.25%

	ii	Reserve Acct Initial Deposit ($)		$3,028,129.00		$3,028,129.00
	iii	Specified Reserve Acct Balance ($)		$3,028,129.00		$3,010,978.77
	iv	Reserve Account Floor Balance ($)		$1,211,252.00		$1,211,252.00

	v	Current Reserve Acct Balance ($)		$3,028,129.00		$3,010,978.77

	Other Accounts			4/15/2010		5/25/2010
E	i	Supplemental Loan Purchase Account		$28,469,773.49		$0.00
	iii	Capitalized Interest Account		$7,500,000.00		$7,500,000.00
	iii	Floor Income Rebate Account		$0.00		$50,003.41

	Asset/Liability			4/15/2010		5/25/2010
F	i	Total Adjusted Pool + Supplemental Loan Purchase		$1,221,779,630.00		$1,214,902,487.77
	ii	Total Outstanding Balance Notes		$1,221,780,000.00		$1,211,902,487.77
	iii	Difference		$(370.00)		$3,000,000.00
	iv	Parity Ratio		1.00000		1.00248

II. 2010-1 Transactions from:	4/15/2010	through:	4/30/2010

A	Student Loan Principal Activity
	i	Regular Principal Collections	$6,802,916.07
	ii	Principal Collections from Guarantor	0.00
	iii	Principal Reimbursements	61,809.29
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$6,864,725.36

B	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$54.18
	ii	Capitalized Interest	(592,987.65)

	iii	Total Non-Cash Principal Activity	$(592,933.47)

C	Student Loan Principal Purchases		$(27,449,988.48)

D	Total Student Loan Principal Activity		$(21,178,196.59)

E	Student Loan Interest Activity
	i	Regular Interest Collections	$512,946.82
	ii	Interest Claims Received from Guarantors	0.00
	iii	Collection Fees/Returned Items	1,238.46
	iv	Late Fee Reimbursements	47,190.81
	v	Interest Reimbursements	551.42
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	0.00
	viii	Subsidy Payments	0.00

	ix	Total Interest Collections	$561,927.51

F	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$5,913.58
	ii	Capitalized Interest	592,987.65

	iii	Total Non-Cash Interest Adjustments	$598,901.23

G	Student Loan Interest Purchases		$(17,313,313.42)

H	Total Student Loan Interest Activity		$(16,152,484.68)

I	Non-Reimbursable Losses During Collection Period		$0.00

J	Cumulative Non-Reimbursable Losses to Date		$0.00

III. 2010-1 Collection Account Activity	4/15/2010	through	4/30/2010

A	Principal Collections
	i	Principal Payments Received	$6,343,389.48
	ii	Consolidation Principal Payments	459,526.59
	iii	Reimbursements by Seller	0.00
	iv	Borrower Benefits Reimbursements	2,475.09
	v	Reimbursements by Servicer	0.00
	vi	Re-purchased Principal	59,334.20

	vii	Total Principal Collections	$6,864,725.36

B	Interest Collections
	i	Interest Payments Received	$510,007.05
	ii	Consolidation Interest Payments	2,939.77
	iii	Reimbursements by Seller	0.00
	iv	Borrower Benefits Reimbursements	0.00
	v	Reimbursements by Servicer	0.00
	vi	Re-purchased Interest	551.42
	vii	Collection Fees/Return Items	1,238.46
	viii	Late Fees	47,190.81

	ix	Total Interest Collections	$561,927.51

C	Other Reimbursements		$12,840.24

D	Reserves in Excess of the Requirement		$17,150.23

E	Administrator Account Investment Income		$0.00

F	Investment Earnings for Period in Trust Accounts		$999.15

G	Funds borrowed during previous distribution		$0.00

H	Funds borrowed from subsequent distribution		$0.00

I	Excess Transferred from Supplemental Loan Purchase Account		$2,509,239.26

J	Funds Released from Capitalized Interest Account		$0.00

K	Intial Deposit to the Collection Account		$2,570,000.00

L	TOTAL AVAILABLE FUNDS		$12,536,881.75
	LESS FUNDS PREVIOUSLY REMITTED:
		Servicing Fees to Servicer	$0.00
		Floor Income Rebate Fees to Dept. of Education	$0.00
		Consolidation Loan Rebate Fees to Dept. of Education	$0.00
		Funds Allocated to the Floor Income Rebate Account	$(50,003.41)
		Funds Released from the Floor Income Rebate Account	$0.00

M	NET AVAILABLE FUNDS		$12,486,878.34

N	Servicing Fees Due for Current Period		$423,691.11

O	Carryover Servicing Fees Due		$0.00

P	Administration Fees Due		$6,667.00

Q	Total Fees Due for Period		$430,358.11

IV. 2010-1	Portfolio Characteristics

	Weighted Avg Coupon	# of Loans	%*	Principal Amount	%*
STATUS	4/30/2010	4/30/2010	4/30/2010	4/30/2010	4/30/2010

INTERIM:
In School
Current	3.400%	8,945	1.828%	$32,719,758.11	2.747%

Grace
Current	3.246%	2,639	0.539%	9,460,670.06	0.794%

TOTAL INTERIM	3.365%	11,584	2.367%	$42,180,428.17	3.541%

REPAYMENT
Active
Current	2.762%	268,328	54.833%	$514,532,946.44	43.200%
31-60 Days Delinquent	2.773%	22,173	4.531%	63,384,320.62	5.322%
61-90 Days Delinquent	2.806%	14,350	2.932%	43,436,672.12	3.647%
91-120 Days Delinquent	2.780%	9,238	1.888%	28,690,953.98	2.409%
> 120 Days Delinquent	2.791%	24,564	5.020%	78,529,375.26	6.593%

Deferment
Current	2.148%	94,905	19.394%	264,425,019.33	22.201%

Forbearance
Current	2.745%	44,185	9.029%	155,737,629.76	13.076%

TOTAL REPAYMENT	2.623%	477,743	97.627%	$1,148,736,917.51	96.447%

Claims in Process (1)	3.256%	28	0.006%	$132,099.85	0.011%
Aged Claims Rejected (2)	0.000%	0	0.000%	$0.00	0.000%

GRAND TOTAL	2.650%	489,355	100.000%	$1,191,049,445.53	100.000%

(1) Claims filed and unpaid; includes claims rejected aged less than 6 months.
(2) Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchase.
* Percentages may not total 100% due to rounding.

V. 2010-1	Interest Accruals

A	Borrower Interest Accrued During Collection Period	$1,109,733.79

B	Interest Subsidy Payments Accrued During Collection Period	151,941.63

C	Special Allowance Payments Accrued During Collection Period	99,069.02

D	Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	999.15

E	Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00

F	Net Expected Interest Collections	$1,361,743.59

VI. 2010-1	Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate *	Index

A	Class A Interest Rate	0.000734500	04/15/2010 - 05/25/2010	1 NY Business Day	0.66105%	LIBOR

B	Class B Interest Rate	0.001290056	04/15/2010 - 05/25/2010	1 NY Business Day	1.16105%	LIBOR
* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt .

VII. 2010-1	Inputs From Initial Period	4/15/2010

A	Total Student Loan Pool Outstanding
	i	Portfolio Balance		$1,169,871,248.94
	ii	Interest To Be Capitalized		12,910,478.57

	iii	Total Pool		$1,182,781,727.51
	iv	Capitalized Interest		7,500,000.00
	vi	Specified Reserve Account Balance		3,028,129.00

	vii	Total Adjusted Pool		$1,193,309,856.51

B	Total Note Factor			1.000000000
C	Total Note Balance			$1,221,780,000.00

D	Note Balance 4/15/2010		Class A	Class B

	i	Current Factor	1.000000000	1.000000000
	ii	Expected Note Balance	$1,185,000,000.00	$36,780,000.00
	iii	Note Principal Shortfall	$0.00	$0.00
	iv	Interest Shortfall	$0.00	$0.00
	v	Interest Carryover	$0.00	$0.00

E	Reserve Account Balance			$3,028,129.00
F	Unpaid Primary Servicing Fees from Prior Month(s)			$0.00
G	Unpaid Administration fees from Prior Quarter(s)			$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)			$0.00
I	Interest Due on Unpaid Carryover Servicing Fees			$0.00

VIII. 2010-1            Waterfall for Distributions

			Remaining
			Funds Balance
A	Total Available Funds ( Section III-M )	$12,486,878.34	$12,486,878.34

B	Primary Servicing Fees - Current Month	$423,691.11	$12,063,187.23

C	Administration Fee	$6,667.00	$12,056,520.23

D	Class A Noteholders’ Interest Distribution Amounts	$870,382.50	$11,186,137.73

E	Class B Noteholders’ Interest Distribution Amounts	$47,448.24	$11,138,689.49

G	Class A Noteholders’ Principal Distribution Amounts	$9,877,512.23	$1,261,177.26

G	Class B Noteholders’ Principal Distribution Amounts	$0.00	$1,261,177.26

F	Reinstate Reserve Account to the Specified Reserve Account Balance	$0.00	$1,261,177.26

H	Indenture Trustee, the Eligible Lender Trustee and the Delaware Trustee Fees	$0.00	$1,261,177.26

I	Carryover Servicing Fees	$0.00	$1,261,177.26

J	Additional Principal Distribution Amount	$0.00	$1,261,177.26

K	Excess to Certificateholder	$1,261,177.26	$0.00

IX. 2010-1           Account Reconciliations

A	Reserve Account
	i	Beginning Balance	$3,028,129.00
	ii	Deposits to correct Shortfall	$0.00
	iii	Total Reserve Account Balance Available	$3,028,129.00
	iv	Required Reserve Account Balance	$3,010,978.77
	v	Shortfall Carried to Next Period	$0.00
	vi	Excess Reserve - Release to Collection Account	$17,150.23
	vii	Ending Reserve Account Balance	$3,010,978.77

B	Supplemental Loan Purchase Account
	Supplemental Purchase Period End Date		4/30/2010
	i	Beginning Balance	$28,469,773.49
	ii	Supplemental Loan Purchases	$(25,960,534.23)
	iii	Transfers to Collection Account	$(2,509,239.26)

	iv	Ending Balance	$0.00

D	Capitalized Interest Account
	Capitalized Interest Account Initial Release Date		3/25/2014
	i	Beginning Balance	$7,500,000.00
	ii	Transfers to Collection Account	$0.00

	iii	Ending Balance	$7,500,000.00

E	Floor Income Rebate Account
	i	Beginning Balance	$0.00
	ii	Deposits for the Period	$50,003.41
	iii	Release to Collection Account	$0.00

	iv	Ending Balance	$50,003.41

X. 2010-1            Distributions

A	Distribution Amounts		Class A	Class B
	i	Monthly Interest Due	$870,382.50	$47,448.24
	ii	Monthly Interest Paid	870,382.50	47,448.24

	iii	Interest Shortfall	$0.00	$0.00

	iv	Monthly Principal Due	$9,877,512.23	$0.00
	v	Monthly Principal Paid	9,877,512.23	0.00

	vi	Monthly Principal Shortfall	$0.00	$0.00

	vii	Total Distribution Amount	$10,747,894.73	$47,448.24

B	Principal Distribution Reconciliation
	i	Notes Outstanding Principal Balance	4/30/10	$1,221,780,000.00
	ii	Adjusted Pool Balance	4/30/10	1,214,902,487.77
	iii	Overcollateralization Amount		3,000,000.00

	iv	Principal Distribution Amount (i - (ii - iii))		$9,877,512.23

	v	Principal Distribution Amount Paid		$9,877,512.23

	vi	Principal Shortfall (iv - v)		$0.00

C		Total Principal Distribution		$9,877,512.23
D		Total Interest Distribution		917,830.74

E		Total Cash Distributions		$10,795,342.97

F					Paydown
	Note Balances			4/15/2010	Factor	5/25/2010
	i	A Note Balance	78445XAA4	$1,185,000,000.00		$1,175,122,487.77
		A Note Pool Factor		1.000000000	0.008335453	0.991664547

	ii	B Note Balance	78445XAB2	$36,780,000.00		$36,780,000.00
		B Note Pool Factor		1.000000000	0.000000000	1.000000000

XI. 2010-1            Historical Pool Information

			4/15/10 - 4/30/10

Beginning Student Loan Portfolio Balance			$1,169,871,248.94

	Student Loan Principal Activity
	i	Regular Principal Collections	$6,802,916.07
	ii	Principal Collections from Guarantor	0.00
	iii	Principal Reimbursements	61,809.29
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$6,864,725.36
	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$54.18
	ii	Capitalized Interest	(592,987.65)

	iii	Total Non-Cash Principal Activity	$(592,933.47)

	Student Loan Principal Purchases		$(27,449,988.48)

(-)	Total Student Loan Principal Activity		$(21,178,196.59)

	Student Loan Interest Activity
	i	Regular Interest Collections	$512,946.82
	ii	Interest Claims Received from Guarantors	0.00
	iii	Collection Fees/Returned Items	1,238.46
	iv	Late Fee Reimbursements	47,190.81
	v	Interest Reimbursements	551.42
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	0.00
	viii	Subsidy Payments	0.00

	ix	Total Interest Collections	$561,927.51

	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$5,913.58
	ii	Capitalized Interest	592,987.65

	iii	Total Non-Cash Interest Adjustments	$598,901.23

	Student Loan Interest Purchases		$(17,313,313.42)

	Total Student Loan Interest Activity		$(16,152,484.68)

(=)	Ending Student Loan Portfolio Balance		$1,191,049,445.53

(+)	Interest to be Capitalized		$13,342,063.47

(=)	TOTAL POOL		$1,204,391,509.00

(+)	Capitalized Interest		$7,500,000.00

(+)	Reserve Account Balance		$3,010,978.77

(=)	Total Adjusted Pool		$1,214,902,487.77

XII. 2010-1	Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *

May-10	$ 1,204,391,509	-5.97%

* Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.